UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04257

Deutsche Variable Series I

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2015 (Unaudited)

Deutsche Bond VIP

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 20.9%
Consumer Discretionary 1.6%
AMC Entertainment, Inc., 5.875%, 2/15/2022		15,000	15,075
AmeriGas Finance LLC:
6.75%, 5/20/2020		15,000	15,188
7.0%, 5/20/2022		10,000	10,250
APX Group, Inc., 6.375%, 12/1/2019		15,000	14,400
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		25,000	23,000
Avis Budget Car Rental LLC, 5.5%, 4/1/2023 (b)		15,000	14,520
Bed Bath & Beyond, Inc.:
4.915%, 8/1/2034		130,000	123,576
5.165%, 8/1/2044		150,000	142,071
CCO Safari II LLC:
144A, 4.908%, 7/23/2025		40,000	39,808
144A, 6.484%, 10/23/2045		30,000	30,265
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		5,000	4,403
144A, 6.375%, 9/15/2020		55,000	51,769
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		15,000	14,925
Series B, 6.5%, 11/15/2022		25,000	25,094
Series B, 7.625%, 3/15/2020		75,000	75,187
Columbus International, Inc., 144A, 7.375%, 3/30/2021		200,000	207,000
CVS Health Corp., 5.125%, 7/20/2045		60,000	64,497
Delphi Corp., 5.0%, 2/15/2023		20,000	20,700
Discovery Communications LLC, 4.875%, 4/1/2043		25,000	21,564
DISH DBS Corp.:
4.25%, 4/1/2018		15,000	14,569
5.0%, 3/15/2023		20,000	16,750
7.875%, 9/1/2019		90,000	94,350
General Motors Financial Co., Inc., 3.2%, 7/13/2020		75,000	73,990
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		10,000	9,600
Live Nation Entertainment, Inc., 144A, 7.0%, 9/1/2020		20,000	20,900
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		20,000	19,750
Mediacom Broadband LLC:
5.5%, 4/15/2021		5,000	4,750
6.375%, 4/1/2023		10,000	9,450
MGM Resorts International:
6.625%, 12/15/2021		40,000	41,000
6.75%, 10/1/2020 (b)		42,000	43,365
Numericable-SFR, 144A, 4.875%, 5/15/2019		30,000	29,025
Pinnacle Entertainment, Inc., 6.375%, 8/1/2021		10,000	10,583
Quebecor Media, Inc., 5.75%, 1/15/2023		15,000	14,775
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020 (b)		10,000	10,175
Springs Industries, Inc., 6.25%, 6/1/2021		10,000	9,900
Starz LLC, 5.0%, 9/15/2019		10,000	9,950
Time Warner Cable, Inc., 7.3%, 7/1/2038		165,000	172,818
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		15,000	16,425
			1,535,417
Consumer Staples 0.4%
Chiquita Brands International, Inc., 7.875%, 2/1/2021		7,000	7,438
JBS Investments GmbH, 144A, 7.25%, 4/3/2024		30,000	28,875
JBS U.S.A. LLC:
144A, 7.25%, 6/1/2021		30,000	31,125
144A, 8.25%, 2/1/2020		115,000	119,887
Marfrig Overseas Ltd., 144A, 9.5%, 5/4/2020		100,000	97,000
Post Holdings, Inc., 144A, 6.75%, 12/1/2021		5,000	5,000
Reynolds American, Inc.:
4.45%, 6/12/2025 (b)		30,000	31,391
5.85%, 8/15/2045		20,000	22,251
Roundy's Supermarkets, Inc., 144A, 10.25%, 12/15/2020 (b)		5,000	3,388
Smithfield Foods, Inc., 6.625%, 8/15/2022		20,000	21,075
			367,430
Energy 3.2%
Antero Resources Corp., 5.375%, 11/1/2021		5,000	4,400
Berry Petroleum Co., LLC, 6.75%, 11/1/2020		12,000	4,200
Continental Resources, Inc., 3.8%, 6/1/2024 (b)		5,000	4,055
Crestwood Midstream Partners LP, 6.125%, 3/1/2022		10,000	8,657
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		760,000	851,321
Delek & Avner Tamar Bond Ltd., 144A, 5.082%, 12/30/2023		250,000	250,000
Endeavor Energy Resources LP, 144A, 7.0%, 8/15/2021		35,000	32,375
Kinder Morgan, Inc.:
3.05%, 12/1/2019		220,000	216,002
5.55%, 6/1/2045		160,000	132,902
Linn Energy LLC, 6.25%, 11/1/2019		45,000	11,475
Lukoil International Finance BV, 144A, 3.416%, 4/24/2018		200,000	192,000
MEG Energy Corp., 144A, 7.0%, 3/31/2024		25,000	19,875
Murphy Oil U.S.A., Inc., 6.0%, 8/15/2023		20,000	20,450
Noble Holding International Ltd., 4.0%, 3/16/2018		20,000	18,943
Offshore Drilling Holding SA, 144A, 8.375%, 9/20/2020 (b)		200,000	136,000
ONEOK Partners LP, 4.9%, 3/15/2025 (b)		80,000	74,486
Pacific Exploration and Production Corp., 144A, 5.375%, 1/26/2019		200,000	74,000
Rosneft Finance SA, 144A, 6.625%, 3/20/2017		100,000	102,875
Transocean, Inc., 4.3%, 10/15/2022		555,000	342,712
Transportadora de Gas Internacional SA ESP, 144A, 5.7%, 3/20/2022		500,000	502,500
Williams Partners LP, 4.0%, 9/15/2025 (b)		100,000	86,612
			3,085,840
Financials 7.0%
Banco Continental SAECA, 144A, 8.875%, 10/15/2017		200,000	204,000
Barclays Bank PLC, 7.625%, 11/21/2022		890,000	997,356
BBVA Bancomer SA, 144A, 6.75%, 9/30/2022		150,000	162,375
CBL & Associates LP, (REIT), 4.6%, 10/15/2024		410,000	400,834
CIT Group, Inc., 3.875%, 2/19/2019 (b)		65,000	64,634
Corp. Financiera de Desarrollo SA, 144A, 4.75%, 2/8/2022		250,000	253,750
Credit Agricole SA, 144A, 7.875%, 1/29/2049		200,000	199,001
Development Bank of Kazakhstan JSC, Series 3, REG S, 6.5%, 6/3/2020		500,000	512,790
Equinix, Inc., (REIT), 5.375%, 4/1/2023		45,000	44,015
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044		170,000	165,040
Hospitality Properties Trust, (REIT), 5.0%, 8/15/2022		380,000	402,162
HSBC Holdings PLC:
5.625%, 12/29/2049 (b)		410,000	394,625
6.375%, 12/29/2049		660,000	630,625
International Lease Finance Corp., 6.25%, 5/15/2019		5,000	5,325
Legg Mason, Inc., 5.625%, 1/15/2044		110,000	113,848
Macquarie Group Ltd., 144A, 6.0%, 1/14/2020		825,000	925,683
Massachusetts Mutual Life Insurance Co., 144A, 4.5%, 4/15/2065		30,000	27,599
McGraw Hill Financial, Inc., 144A, 4.4%, 2/15/2026 (b)		45,000	45,667
Morgan Stanley, Series H, 5.45%, 7/29/2049		10,000	9,845
Nationwide Financial Services, Inc., 144A, 5.3%, 11/18/2044		220,000	222,300
Neuberger Berman Group LLC, 144A, 5.875%, 3/15/2022		155,000	164,106
Omega Healthcare Investors, Inc., (REIT), 4.95%, 4/1/2024		505,000	510,492
QBE Insurance Group Ltd., 144A, 2.4%, 5/1/2018		260,000	261,753
Societe Generale SA, 144A, 7.875%, 12/29/2049		20,000	19,525
The Goldman Sachs Group, Inc., Series L, 5.7%, 12/29/2049		15,000	14,944
			6,752,294
Health Care 0.9%
AbbVie, Inc., 3.6%, 5/14/2025		90,000	88,764
Actavis Funding SCS, 4.75%, 3/15/2045		7,000	6,356
Community Health Systems, Inc.:
5.125%, 8/1/2021 (b)		5,000	5,087
6.875%, 2/1/2022		10,000	10,212
7.125%, 7/15/2020		125,000	130,000
Endo Finance LLC, 144A, 5.75%, 1/15/2022		15,000	14,850
HCA, Inc.:
6.5%, 2/15/2020		235,000	256,150
7.5%, 2/15/2022		190,000	214,700
IMS Health, Inc., 144A, 6.0%, 11/1/2020		15,000	15,375
LifePoint Health, Inc., 5.5%, 12/1/2021		15,000	15,150
Mallinckrodt International Finance SA, 4.75%, 4/15/2023		110,000	95,150
Tenet Healthcare Corp., 6.25%, 11/1/2018		60,000	64,050
			915,844
Industrials 0.7%
ADT Corp.:
4.125%, 4/15/2019		5,000	5,025
6.25%, 10/15/2021		10,000	10,313
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/2021		35,000	36,225
Apex Tool Group LLC, 144A, 7.0%, 2/1/2021		15,000	12,300
Artesyn Embedded Technologies, Inc., 144A, 9.75%, 10/15/2020		15,000	15,000
Belden, Inc., 144A, 5.5%, 9/1/2022		25,000	24,187
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		90,000	66,150
144A, 6.0%, 10/15/2022		15,000	11,138
Covanta Holding Corp., 5.875%, 3/1/2024		10,000	9,525
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019		15,000	15,937
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		10,000	9,475
FTI Consulting, Inc., 6.0%, 11/15/2022		15,000	15,525
Garda World Security Corp., 144A, 7.25%, 11/15/2021		15,000	13,688
Grupo KUO SAB De CV, 144A, 6.25%, 12/4/2022		200,000	194,500
Meritor, Inc.:
6.25%, 2/15/2024		10,000	9,525
6.75%, 6/15/2021		15,000	15,075
Navios Maritime Holdings, Inc., 144A, 7.375%, 1/15/2022		25,000	20,125
Oshkosh Corp., 5.375%, 3/1/2022		8,000	8,120
SBA Communications Corp., 5.625%, 10/1/2019		15,000	15,487
Spirit AeroSystems, Inc., 5.25%, 3/15/2022		15,000	15,300
Titan International, Inc., 6.875%, 10/1/2020		15,000	12,572
TransDigm, Inc., 7.5%, 7/15/2021		20,000	20,850
United Rentals North America, Inc.:
6.125%, 6/15/2023		5,000	4,984
7.625%, 4/15/2022		85,000	90,100
			651,126
Information Technology 1.1%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		5,000	5,219
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		50,000	52,625
Audatex North America, Inc., 144A, 6.0%, 6/15/2021		10,000	10,020
Entegris, Inc., 144A, 6.0%, 4/1/2022		10,000	10,150
First Data Corp., 144A, 8.75%, 1/15/2022		30,000	31,350
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022		15,000	15,675
Hewlett Packard Enterprise Co.:
144A, 4.9%, 10/15/2025 (c)		85,000	84,766
144A, 6.35%, 10/15/2045 (c)		45,000	44,694
Intel Corp., 3.7%, 7/29/2025		55,000	56,428
KLA-Tencor Corp., 4.65%, 11/1/2024		395,000	394,716
NCR Corp.:
5.875%, 12/15/2021		5,000	4,900
6.375%, 12/15/2023		10,000	9,800
Seagate HDD Cayman, 144A, 5.75%, 12/1/2034		340,000	327,014
			1,047,357
Materials 2.8%
Anglo American Capital PLC:
144A, 4.125%, 4/15/2021		350,000	298,227
144A, 4.125%, 9/27/2022 (b)		555,000	456,077
ArcelorMittal, 6.125%, 6/1/2018		500,000	490,000
AVINTIV Specialty Materials, Inc., 7.75%, 2/1/2019		35,000	36,356
Berry Plastics Corp., 5.5%, 5/15/2022		25,000	24,313
Corp. Nacional del Cobre de Chile, 144A, 4.5%, 9/16/2025		200,000	192,125
First Quantum Minerals Ltd., 144A, 7.0%, 2/15/2021		31,000	20,073
Glencore Funding LLC, 144A, 4.125%, 5/30/2023		50,000	39,344
Gold Fields Orogen Holdings BVI Ltd., 144A, 4.875%, 10/7/2020		200,000	161,000
Hexion, Inc.:
6.625%, 4/15/2020		100,000	85,000
8.875%, 2/1/2018		5,000	4,000
Novelis, Inc., 8.75%, 12/15/2020		265,000	255,115
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		15,000	14,325
Reynolds Group Issuer, Inc., 5.75%, 10/15/2020		325,000	328,250
Yamana Gold, Inc., 4.95%, 7/15/2024		405,000	361,884
			2,766,089
Telecommunication Services 2.6%
America Movil SAB de CV, 7.125%, 12/9/2024	MXN	2,000,000	114,984
AT&T, Inc.:
2.45%, 6/30/2020		75,000	73,844
3.4%, 5/15/2025		110,000	104,995
B Communications Ltd., 144A, 7.375%, 2/15/2021		15,000	15,825
Bharti Airtel International Netherlands BV, 144A, 5.125%, 3/11/2023		400,000	421,792
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		5,000	4,653
Series T, 5.8%, 3/15/2022		20,000	17,100
Series W, 6.75%, 12/1/2023		10,000	8,750
CyrusOne LP, 6.375%, 11/15/2022		5,000	5,088
Digicel Group Ltd., 144A, 8.25%, 9/30/2020		42,000	38,850
Frontier Communications Corp.:
7.125%, 1/15/2023		110,000	90,409
8.5%, 4/15/2020		55,000	53,487
Hughes Satellite Systems Corp., 7.625%, 6/15/2021		50,000	53,562
Intelsat Jackson Holdings SA, 5.5%, 8/1/2023		30,000	24,750
Level 3 Financing, Inc.:
6.125%, 1/15/2021		10,000	10,280
7.0%, 6/1/2020		100,000	103,500
Millicom International Cellular SA, 144A, 6.0%, 3/15/2025		200,000	180,500
MTN Mauritius Investments Ltd., 144A, 4.755%, 11/11/2024		250,000	248,905
Sprint Communications, Inc.:
6.0%, 11/15/2022 (b)		25,000	18,813
144A, 9.0%, 11/15/2018		30,000	31,479
Sprint Corp., 7.125%, 6/15/2024		15,000	11,544
T-Mobile U.S.A., Inc.:
6.125%, 1/15/2022		5,000	4,825
6.625%, 11/15/2020		175,000	177,844
Turk Telekomunikasyon AS, 144A, 3.75%, 6/19/2019		250,000	242,853
VimpelCom Holdings BV, 144A, 5.95%, 2/13/2023		200,000	182,081
Windstream Services LLC, 7.75%, 10/15/2020 (b)		325,000	276,250
			2,516,963
Utilities 0.6%
Empresa Electrica Angamos SA, 144A, 4.875%, 5/25/2029		200,000	188,500
Lamar Funding Ltd., 144A, 3.958%, 5/7/2025		250,000	233,750
Majapahit Holding BV, REG S, 7.75%, 10/17/2016		100,000	105,200
NRG Energy, Inc., 6.25%, 5/1/2024		45,000	39,712
			567,162
Total Corporate Bonds (Cost $21,279,370)			20,205,522
Mortgage-Backed Securities Pass-Throughs 19.7%
Federal Home Loan Mortgage Corp.:
3.5%, 3/1/2043 (c)		4,000,000	4,157,422
4.0%, 8/1/2039		642,914	692,100
5.5%, with various maturities from 10/1/2023 until 6/1/2035		1,321,476	1,469,665
6.5%, 3/1/2026		202,251	231,215
Federal National Mortgage Association:
2.5% *, 9/1/2038		46,734	49,145
4.0%, 6/1/2042 (c)		3,000,000	3,194,181
5.0%, with various maturities from 10/1/2033 until 8/1/2040		1,224,902	1,353,382
5.5%, with various maturities from 12/1/2032 until 8/1/2037		1,346,259	1,511,531
6.0%, with various maturities from 4/1/2024 until 3/1/2025		383,429	431,926
6.5%, with various maturities from 3/1/2017 until 12/1/2037		397,487	451,078
Government National Mortgage Association:
4.0%, with various maturities from 2/15/2041 until 4/15/2041		5,198,093	5,555,992
Total Mortgage-Backed Securities Pass-Throughs (Cost $18,697,759)			19,097,637
Asset-Backed 1.9%
Automobile Receivables 0.5%
Avis Budget Rental Car Funding AESOP LLC, "C", Series 2015-1A, 144A, 3.96%, 7/20/2021		500,000	510,165
Miscellaneous 1.4%
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		289,374	285,971
PennyMac LLC, "A1", Series 2015-NPL1, 144A, 4.0%, 3/25/2055		588,090	587,349
Voya CLO Ltd., "C", Series 2015-1A, 144A, 3.675% *, 4/18/2027		500,000	463,729
			1,337,049
Total Asset-Backed (Cost $1,856,725)			1,847,214
Commercial Mortgage-Backed Securities 3.3%
Del Coronado Trust, "M", Series 2013-HDMZ, 144A, 5.207% *, 3/15/2018		125,000	124,375
FHLMC Multifamily Structured Pass-Through Certificates, "X1", Series K043, Interest Only, 0.678% *, 12/25/2024		4,993,328	214,773
JPMBB Commercial Mortgage Securities Trust, "A3", Series 2014-C19, 3.669%, 4/15/2047		150,000	157,686
JPMorgan Chase Commercial Mortgage Securities Corp., "A4", Series 2007-C1, 5.716%, 2/15/2051		949,652	1,003,885
LB-UBS Commercial Mortgage Trust, "A4", Series 2007-C6, 5.858%, 7/15/2040		1,033,517	1,077,370
Merrill Lynch Mortgage Trust, "ASB", Series 2007-C1, 5.837% *, 6/12/2050		554,043	567,501
Total Commercial Mortgage-Backed Securities (Cost $3,192,515)			3,145,590
Collateralized Mortgage Obligations 8.2%
Countrywide Home Loans, "A2", Series 2006-1, 6.0%, 3/25/2036		302,127	282,671
CS First Boston Mortgage Securities Corp., "10A3", Series 2005-10, 6.0%, 11/25/2035		106,490	71,637
Fannie Mae Connecticut Avenue Securities, "1M2", Series 2015-C01, 4.499% *, 2/25/2025		1,000,000	975,063
Federal Home Loan Mortgage Corp.:
"ZG", Series 4213, 3.5%, 6/15/2043		517,114	516,277
"PI", Series 4485, Interest Only, 3.5%, 6/15/2045		2,952,447	470,921
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		494,357	74,303
"ZP", Series 4490, 4.0%, 7/15/2045		677,144	683,564
"SP", Series 4047, Interest Only, 6.444% **, 12/15/2037		527,501	78,708
"JS", Series 3572, Interest Only, 6.594% **, 9/15/2039		504,524	75,115
Federal National Mortgage Association:
"PZ", Series 2010-129, 4.5%, 11/25/2040		918,729	963,745
"SI", Series 2007-23, Interest Only, 6.576% **, 3/25/2037		212,677	39,143
Freddie Mac Structured Agency Credit Risk Debt Notes:
"M3", Series 2014-DN2, 3.799% *, 4/25/2024		500,000	469,545
"M3", Series 2014-DN4, 4.749% *, 10/25/2024		240,000	240,287
Government National Mortgage Association:
"PL", Series 2013-19, 2.5%, 2/20/2043		684,500	633,355
"HX", Series 2012-91, 3.0%, 9/20/2040		361,680	373,723
"GC", Series 2010-101, 4.0%, 8/20/2040		500,000	548,230
"ME", Series 2014-4, 4.0%, 1/16/2044		500,000	546,702
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		680,150	89,398
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		462,023	76,437
"EI", Series 2011-162, Interest Only, 4.5%, 5/20/2040		999,602	66,566
"DI", Series 2011-40, Interest Only, 4.5%, 12/20/2040		1,965,312	89,656
"IM", Series 2010-87, Interest Only, 4.75%, 3/20/2036		36,666	18
"PZ", Series 2010-106, 4.75%, 8/20/2040		409,417	428,996
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		130,644	23,451
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		257,572	49,413
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		111,167	19,954
"AI", Series 2007-38, Interest Only, 6.251% **, 6/16/2037		67,738	10,991
MASTR Alternative Loans Trust:
"5A1", Series 2005-1, 5.5%, 1/25/2020		74,720	77,536
"8A1", Series 2004-3, 7.0%, 4/25/2034		8,240	8,479

Total Collateralized Mortgage Obligations (Cost $8,267,471)			7,983,884
Government & Agency Obligations 43.5%
Other Government Related (d) 1.6%
Perusahaan Penerbit SBSN, 144A, 4.325%, 5/28/2025		200,000	184,260
Sberbank of Russia, Series 7, REG S, 5.717%, 6/16/2021		200,000	200,100
Tennessee Valley Authority, 4.25%, 9/15/2065		1,167,000	1,172,804
			1,557,164
Sovereign Bonds 11.2%
Dominican Republic, 144A, 5.5%, 1/27/2025		100,000	96,500
Government of Indonesia, Series FR56, 8.375%, 9/15/2026	IDR	2,680,000,000	168,727
Government of New Zealand, Series 0427, REG S, 4.5%, 4/15/2027	NZD	2,200,000	1,567,186
Kingdom of Spain, REG S, 144A, 4.65%, 7/30/2025	EUR	1,544,000	2,153,531
Kingdom of Spain-Inflation Linked Bond, REG S, 144A, 1.0%, 11/30/2030	EUR	1,083,054	1,156,108
Republic of El Salvador:
144A, 6.375%, 1/18/2027		100,000	87,750
144A, 7.65%, 6/15/2035		100,000	89,125
REG S, 8.25%, 4/10/2032		40,000	39,200
Republic of Hungary:
4.0%, 3/25/2019		200,000	207,500
Series 19/A, 6.5%, 6/24/2019	HUF	11,600,000	47,880
Republic of Ireland, REG S, 2.0%, 2/18/2045	EUR	1,400,000	1,489,561
Republic of Portugal, REG S, 144A, 4.1%, 2/15/2045	EUR	1,300,000	1,637,259
Republic of Slovenia, 144A, 5.5%, 10/26/2022		200,000	224,601
Republic of South Africa:
Series R204, 8.0%, 12/21/2018	ZAR	2,200,000	160,414
Series R186, 10.5%, 12/21/2026	ZAR	7,800,000	645,230
Republic of Sri Lanka, 144A, 5.125%, 4/11/2019		200,000	196,759
Republic of Turkey, 5.625%, 3/30/2021		250,000	260,938
Republic of Uruguay, 5.1%, 6/18/2050		50,000	43,875
United Mexican States, 4.6%, 1/23/2046		600,000	534,000
			10,806,144
U.S. Treasury Obligations 30.7%
U.S. Treasury Bills:
0.07% ***, 12/3/2015 (e)		181,000	181,004
0.215% ***, 2/11/2016 (e)		623,000	622,943
U.S. Treasury Bonds:
3.0%, 5/15/2045		6,000	6,140
3.125%, 8/15/2044		255,000	266,887
U.S. Treasury Notes:
1.0%, 8/31/2016 (f) (g)		12,248,000	12,316,417
1.0%, 9/30/2016		1,000,000	1,006,055
1.0%, 8/15/2018		5,670,100	5,685,160
1.25%, 1/31/2020		30,000	29,968
1.625%, 4/30/2019		6,640,000	6,761,040
1.625%, 12/31/2019		385,000	390,775
2.25%, 11/15/2024		1,201,000	1,223,456
2.5%, 5/15/2024		1,238,000	1,289,552
			29,779,397
Total Government & Agency Obligations (Cost $42,433,930)			42,142,705
Municipal Bonds and Notes 3.1%
Gwinnett County, GA, Development Authority Revenue, Gwinnett Stadium Project, 6.4%, 1/1/2028		655,000	715,266
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018		960,470	982,551
Port Authority New York & New Jersey, One Hundred Fiftieth Series, 4.75%, 9/15/2016		930,000	962,011
Washington, Central Puget Sound Regional Transit Authority, Sales & Use Tax Revenue, Series A, 5.0%, 11/1/2036		285,000	310,653
Total Municipal Bonds and Notes (Cost $2,825,240)			2,970,481
		Shares	Value ($)
Preferred Stock 0.0%
Consumer Discretionary
Ally Financial, Inc., Series G, 144A, 7.0% (Cost $13,861)		14	14,114
Securities Lending Collateral 1.3%
Daily Assets Fund Institutional, 0.17% (h) (i) (Cost $1,296,139)		1,296,139	1,296,139
Cash Equivalents 6.0%
Central Cash Management Fund, 0.12% (h) (Cost $5,766,613)		5,766,613	5,766,613
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $105,629,623) †		107.9	104,469,899
Other Assets and Liabilities, Net		(7.9)	(7,646,832)
Net Assets		100.0	96,823,067

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of September 30, 2015.
**	These securities are shown at their current rate as of September 30, 2015.
***	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $105,628,943. At September 30, 2015, net unrealized depreciation for all securities based on tax cost was $1,159,044. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,313,137 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,472,181.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2015 amounted to $1,260,063, which is 1.3% of net assets.
(c)	When-issued or delayed delivery security included.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At September 30, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	At September 30, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(g)	At September 30, 2015, this security has been pledged, in whole or in part, as collateral for open over-the-counter derivatives.
(h)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(i)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At September 30, 2015, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
10 Year Australian Bond	AUD	12/15/2015	24	2,180,035	24,279
10 Year U.S. Treasury Note	USD	12/21/2015	131	16,864,203	157,399
Total unrealized apreciation					181,678

At September 30, 2015, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

Euro-BTP Italian Government Bond Futures	EUR	12/8/2015	15	2,284,356	(57,177)
Euro-BUXL 30 Year German Government Bond	EUR	12/8/2015	12	2,088,286	(66,257)
Euro-OAT French Government Bond Futures	EUR	12/8/2015	22	3,727,243	(81,893)
Federal Republic of Germany Euro-Bund	EUR	12/8/2015	14	2,443,373	(47,890)
Ultra Long U.S. Treasury Bond	USD	12/21/2015	34	5,453,813	(42,011)
Total unrealized depreciation					(295,228)

At September 30, 2015, open written options contracts were as follows:
Options on Interest Rate Swap Contracts

	Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (j)

Call Options
Receive Fixed - 4.48% - Pay Floating - 3-Month LIBOR	5/9/2016 5/11/2026	2,000,000[1]	5/5/2016	22,450	(57)
Put Options
Pay Fixed 2.0% - Receive Floating - 3-Month LIBOR	8/15/2016 8/15/2046	2,900,000[1]	8/11/2016	55,680	(60,036)
Pay Fixed - 2.22% - Receive Floating - 3-Month LIBOR	7/13/2016 7/13/2046	2,900,000[2]	7/11/2016	54,520	(85,677)
Pay Fixed - 2.48% - Receive Floating - 3-Month LIBOR	5/9/2016 5/11/2026	2,000,000[1]	5/5/2016	22,450	(80,996)
Pay Fixed - 2.615% - Receive Floating - 3-Month LIBOR	12/4/2015 12/4/2045	2,000,000[2]	12/2/2015	43,400	(73,798)
Pay Fixed - 2.675% - Receive Floating - 3-Month LIBOR	11/12/2015 11/12/2045	2,000,000[2]	11/9/2015	40,100	(80,859)
Total Put Options				216,150	(381,366)
Total				238,600	(381,423)

(j) Unrealized depreciation on written options on interest rate swap contracts at September 30, 2015 was $142,823.
At September 30, 2015, open credit default swap contracts purchased were as follows:
Centrally Cleared Swaps

Effective/ Expiration Date	Notional Amount ($)	Fixed Cash Flows Paid	Underlying Debt Obligation	Value ($)	Unrealized Appreciation ($)

3/20/2015 6/20/2020	2,376,000	5.0%	Markit CDX North America High Yield Index	(72,783)	16,785

At September 30, 2015, open interest rate swap contracts were as follows:
Centrally Cleared Swaps

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
9/16/2015 9/16/2045	8,995,000	Floating — 3-Month LIBOR	Fixed — 3.0%	945,364	447,816
12/16/2015 9/17/2035	9,700,000	Floating — 3-Month LIBOR	Fixed — 2.938%	767,922	553,414
12/16/2015 9/18/2045	3,600,000	Floating — 3-Month LIBOR	Fixed — 2.998%	352,106	229,871
12/16/2015 9/18/2017	13,600,000	Fixed — 1.557%	Floating — 3-Month LIBOR	(180,252)	(192,301)
2/3/2015 2/3/2045	1,800,000	Fixed — 3.035%	Floating — 3-Month LIBOR	(207,331)	(185,588)
9/16/2015 9/16/2045	1,800,000	Fixed — 3.0%	Floating — 3-Month LIBOR	(189,178)	(145,913)
1/28/2015 1/28/2045	2,000,000	Fixed — 3.088%	Floating — 3-Month LIBOR	(254,379)	(234,204)
12/16/2015 12/16/2045	1,400,000	Fixed — 2.75%	Floating — 3-Month LIBOR	(60,870)	(74,805)
12/16/2015 9/16/2025	500,000	Floating — 3-Month LIBOR	Fixed — 2.64%	26,902	23,653
12/16/2015 9/16/2020	8,900,000	Floating — 3-Month LIBOR	Fixed — 2.214%	321,338	325,457
9/30/2015 9/30/2045	2,000,000	Fixed — 2.88%	Floating — 3-Month LIBOR	(150,128)	(150,128)
Total net unrealized appreciation				597,272

Counterparties:
1	Nomura International PLC
2	Citigroup, Inc.
3	Morgan Stanley
LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at September 30, 2015 is 0.33%.
As of September 30, 2015, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
AUD	1,300,000	NZD	1,463,306	10/14/2015	22,765	Macquaire Bank Ltd.
AUD	1,300,000	NZD	1,463,293	10/14/2015	22,757	Australia & New Zealand Banking Group Ltd.
USD	1,393,249	NZD	2,200,000	10/14/2015	11,743	Australia & New Zealand Banking Group Ltd.
USD	1,426,364	SEK	12,000,000	10/14/2015	7,775	Morgan Stanley
AUD	2,000,000	USD	1,414,200	10/14/2015	11,508	National Australia Bank Ltd.
SEK	6,000,000	USD	734,716	10/14/2015	17,647	BNP Paribas
SEK	6,000,000	USD	734,725	10/14/2015	17,655	Morgan Stanley
NZD	2,383,000	USD	1,589,411	10/16/2015	67,786	UBS AG
SGD	1,996,000	USD	1,475,531	10/16/2015	73,674	Citigroup, Inc.
BRL	1,775,000	USD	496,226	11/10/2015	54,423	BNP Paribas
BRL	3,575,000	USD	992,094	11/10/2015	102,265	Macquaire Bank Ltd.
TWD	15,000,000	USD	474,684	11/12/2015	19,070	Nomura International PLC
MXN	2,042,900	USD	124,386	11/17/2015	3,988	Barclays Bank PLC
ZAR	9,200,000	USD	709,153	11/17/2015	50,543	Barclays Bank PLC
ZAR	1,400,000	USD	106,642	11/17/2015	6,419	BNP Paribas
ZAR	8,100,000	USD	616,626	11/23/2015	37,369	Nomura International PLC
TWD	30,000,000	USD	924,499	11/30/2015	13,157	Nomura International PLC
USD	962,139	INR	64,800,000	12/2/2015	14,817	Nomura International PLC
USD	950,900	MXN	16,200,000	12/14/2015	1,866	Macquaire Bank Ltd.
USD	968,002	INR	64,800,000	12/21/2015	5,713	Nomura International PLC
TWD	15,000,000	USD	456,621	12/28/2015	823	Nomura International PLC
Total unrealized appreciation					563,763

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
NZD	3,700,000	USD	2,342,930	10/14/2015	(20,010)	Australia & New Zealand Banking Group Ltd.
NZD	2,920,476	AUD	2,600,000	10/14/2015	(41,611)	National Australia Bank Ltd.
USD	1,436,317	SEK	12,000,000	10/14/2015	(2,178)	Calyon Bank
CAD	1,900,000	SEK	11,797,670	10/14/2015	(13,683)	Bank of America
EUR	4,316,500	USD	4,771,434	10/16/2015	(52,989)	Societe Generale
EUR	1,946,722	USD	2,148,377	10/16/2015	(27,416)	State Street Bank & Trust
USD	1,014,343	EUR	900,000	10/16/2015	(8,440)	Societe Generale
EUR	709,000	USD	772,526	10/16/2015	(19,902)	Citigroup, Inc.
USD	544,771	SGD	751,982	10/16/2015	(16,629)	State Street Bank & Trust
USD	486,301	BRL	1,775,000	11/10/2015	(44,499)	BNP Paribas
USD	984,916	BRL	3,575,000	11/10/2015	(95,088)	Macquaire Bank Ltd.
MXN	8,100,000	USD	475,785	11/23/2015	(1,360)	BNP Paribas
USD	487,687	MXN	8,100,000	11/23/2015	(10,542)	BNP Paribas
USD	613,976	ZAR	8,100,000	11/23/2015	(34,719)	Nomura International PLC
MXN	16,200,000	USD	948,728	12/14/2015	(4,038)	Macquaire Bank Ltd.
USD	463,087	IDR	6,900,000,000	12/23/2015	(7,355)	Commonwealth Bank of Australia
IDR	6,900,000,000	USD	448,052	12/23/2015	(7,681)	Commonwealth Bank of Australia
CNY	6,000,000	USD	911,197	2/25/2016	(23,576)	Australia & New Zealand Banking Group Ltd.
Total unrealized depreciation					(431,716)

Currency Abbreviations
AUD	Australian Dollar	MXN	Mexican Peso
BRL	Brazilian Dollar	NZD	New Zealand Dollar
CAD	Canadian Dollar	SEK	Swedish Krona
CNY	Chinese Yuan	SGD	Singapore Dollar
EUR	Euro	TWD	Taiwan Dollar
HUF	Hungarian Forint	USD	United States Dollar
IDR	Indonesian Rupiah	ZAR	South African Rand
INR	Indian Rupee

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund's investments

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (k)
Corporate Bonds	$—	$20,205,522	$—	$20,205,522
Mortgage-Backed Securities Pass-Throughs	—	19,097,637	—	19,097,637
Asset-Backed	—	1,847,214	—	1,847,214
Commercial Mortgage-Backed Securities	—	3,145,590	—	3,145,590
Collateralized Mortgage Obligations	—	7,983,884	—	7,983,884
Government & Agency Obligations	—	42,142,705	—	42,142,705
Municipal Bonds and Notes	—	2,970,481	—	2,970,481
Preferred Stock	—	14,114	—	14,114
Short-Term Investments (k)	7,062,752	—	—	7,062,752
Derivatives (l)
Futures Contracts	181,678	—	—	181,678
Credit Default Swap Contracts	—	16,785	—	16,785
Interest Rate Swap Contracts	—	1,580,211	—	1,580,211
Forward Foreign Currency Exchange Contracts	—	563,763	—	563,763
Total	$7,244,430	$99,567,906	$—	$106,812,336

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (l)
Futures Contracts	$(295,228)	$—	$—	$(295,228)
Written Options	—	(381,423)	—	(381,423)
Interest Rate Swap Contracts	—	(982,939)	—	(982,939)
Forward Foreign Currency Exchange Contracts	—	(431,716)	—	(431,716)
Total	$(295,228)	$(1,796,078)	$—	$(2,091,306)

There have been no transfers between fair value measurement levels during the period ended September 30, 2015.

(k)	See Investment Portfolio for additional detailed categorizations.
(l)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, forward foreign currency exchange contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$ —	$ 16,785	$ —	$ —
Foreign Exchange Contracts	$ —	$ —	$ 132,047	$ —
Interest Rate Contracts	$ (113,550)	$ 597,272	$ —	$ (142,823)

Investment Portfolio	as of September 30, 2015 (Unaudited)

Deutsche Capital Growth VIP

	Shares	Value ($)
Common Stocks 99.3%
Consumer Discretionary 21.6%
Auto Components 0.5%
BorgWarner, Inc.	109,134	4,538,883
Hotels, Restaurants & Leisure 1.6%
Bloomin' Brands, Inc.	65,552	1,191,735
Brinker International, Inc.	154,947	8,161,059
Las Vegas Sands Corp.	119,684	4,544,401
		13,897,195
Household Durables 0.5%
Jarden Corp.*	84,512	4,130,946
Internet & Catalog Retail 3.3%
Amazon.com, Inc.*	54,019	27,651,786
Media 4.5%
Twenty-First Century Fox, Inc. "A"	435,320	11,744,934
Walt Disney Co.	258,117	26,379,557
		38,124,491
Specialty Retail 7.1%
Dick's Sporting Goods, Inc.	156,100	7,744,121
Home Depot, Inc.	208,813	24,115,813
L Brands, Inc.	196,012	17,666,562
O'Reilly Automotive, Inc.*	41,839	10,459,750
		59,986,246
Textiles, Apparel & Luxury Goods 4.1%
NIKE, Inc. "B"	190,442	23,418,653
VF Corp.	167,757	11,442,705
		34,861,358
Consumer Staples 10.2%
Beverages 1.8%
PepsiCo, Inc.	162,808	15,352,794
Food & Staples Retailing 2.4%
Costco Wholesale Corp.	92,883	13,428,095
Rite Aid Corp.*	1,094,637	6,644,447
		20,072,542
Food Products 4.8%
Blue Buffalo Pet Products, Inc.*	10,638	190,527
Mead Johnson Nutrition Co.	165,775	11,670,560
Mondelez International, Inc. "A"	220,051	9,213,535
The JM Smucker Co.	37,652	4,295,717
The WhiteWave Foods Co.*	381,315	15,309,797
		40,680,136
Personal Products 1.2%
Estee Lauder Companies, Inc. "A"	126,529	10,208,360
Energy 1.4%
Oil, Gas & Consumable Fuels
Concho Resources, Inc.*	73,742	7,248,839
Valero Energy Corp.	72,941	4,383,754
		11,632,593
Financials 4.8%
Banks 0.4%
SVB Financial Group*	31,732	3,666,315
Capital Markets 2.3%
Affiliated Managers Group, Inc.*	47,607	8,140,321
Ameriprise Financial, Inc.	54,261	5,921,503
The Charles Schwab Corp.	197,777	5,648,511
		19,710,335
Consumer Finance 1.1%
Capital One Financial Corp.	126,570	9,178,856
Diversified Financial Services 1.0%
Intercontinental Exchange, Inc.	34,051	8,001,645
Health Care 16.6%
Biotechnology 6.9%
Alexion Pharmaceuticals, Inc.*	38,856	6,076,690
Celgene Corp.*	183,354	19,833,402
Cepheid, Inc.*	95,274	4,306,385
Gilead Sciences, Inc.	210,788	20,697,274
Medivation, Inc.*	187,148	7,953,790
		58,867,541
Health Care Equipment & Supplies 1.4%
Becton, Dickinson & Co.	32,527	4,315,032
St. Jude Medical, Inc.	121,650	7,674,898
		11,989,930
Health Care Providers & Services 3.4%
Cigna Corp.	111,181	15,011,659
HCA Holdings, Inc.*	44,798	3,465,573
McKesson Corp.	54,354	10,057,121
		28,534,353
Life Sciences Tools & Services 1.6%
Thermo Fisher Scientific, Inc.	111,904	13,683,621
Pharmaceuticals 3.3%
Allergan PLC*	67,347	18,305,588
Shire PLC (ADR)	46,031	9,446,942
		27,752,530
Industrials 11.0%
Aerospace & Defense 2.9%
BE Aerospace, Inc.	108,458	4,761,306
Boeing Co.	118,264	15,486,671
TransDigm Group, Inc.*	19,003	4,036,427
		24,284,404
Commercial Services & Supplies 1.0%
Stericycle, Inc.*	62,399	8,692,805
Electrical Equipment 2.0%
Acuity Brands, Inc.	23,673	4,156,505
AMETEK, Inc.	238,464	12,476,437
		16,632,942
Industrial Conglomerates 2.8%
Danaher Corp.	106,053	9,036,776
General Electric Co.	150,661	3,799,670
Roper Technologies, Inc.	72,500	11,360,750
		24,197,196
Machinery 1.1%
Dover Corp.	67,413	3,854,675
Parker-Hannifin Corp.	58,102	5,653,325
		9,508,000
Road & Rail 1.2%
Norfolk Southern Corp.	128,970	9,853,308
Information Technology 28.6%
Communications Equipment 1.1%
Palo Alto Networks, Inc.*	55,060	9,470,320
Internet Software & Services 7.4%
Alphabet, Inc. "A"*	28,097	17,936,282
Alphabet, Inc. "C"*	28,315	17,227,412
Facebook, Inc. "A"*	222,297	19,984,500
LinkedIn Corp. "A"*	36,767	6,990,510
		62,138,704
IT Services 4.7%
Cognizant Technology Solutions Corp. "A"*	135,688	8,495,426
MasterCard, Inc. "A"	49,505	4,461,390
PayPal Holdings, Inc.*	116,031	3,601,602
Visa, Inc. "A"	327,633	22,822,915
		39,381,333
Semiconductors & Semiconductor Equipment 2.5%
Analog Devices, Inc.	71,632	4,040,761
Avago Technologies Ltd.	58,457	7,307,710
Broadcom Corp. "A"	81,198	4,176,013
NXP Semiconductors NV*	64,919	5,652,497
		21,176,981
Software 6.0%
Adobe Systems, Inc.*	167,880	13,803,094
Microsoft Corp.	393,992	17,438,086
Oracle Corp.	291,231	10,519,264
Salesforce.com, Inc.*	134,575	9,343,542
		51,103,986
Technology Hardware, Storage & Peripherals 6.9%
Apple, Inc.	444,746	49,055,484
EMC Corp.	198,473	4,795,107
Western Digital Corp.	59,372	4,716,512
		58,567,103
Materials 3.5%
Chemicals 3.0%
Dow Chemical Co.	184,836	7,837,047
Ecolab, Inc.	113,454	12,448,173
PPG Industries, Inc.	54,657	4,792,872
		25,078,092
Construction Materials 0.5%
Vulcan Materials Co.	46,456	4,143,875
Telecommunication Services 1.0%
Diversified Telecommunication Services
Level 3 Communications, Inc.*	90,861	3,969,717
Zayo Group Holdings, Inc.*	185,884	4,714,018
		8,683,735
Utilities 0.6%
Water Utilities
American Water Works Co., Inc.	87,194	4,802,646
Total Common Stocks (Cost $572,674,811)		840,237,886
Convertible Preferred Stocks 0.2%
Health Care 0.1%
Allergan PLC, Series A, 5.5%	1,100	1,037,806
Industrials 0.1%
Stericycle, Inc. 5.25%	3,000	305,160
Total Convertible Preferred Stock (Cost $1,400,000)		1,342,966
Cash Equivalents 0.1%
Central Cash Management Fund, 0.12% (a) (Cost $1,239,520)	1,239,520	1,239,520
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $575,314,331) †	99.6	842,820,372
Other Assets and Liabilities, Net	0.4	3,332,307
Net Assets	100.0	846,152,679

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $575,784,042. At September 30, 2015, net unrealized appreciation for all securities based on tax cost was $267,036,330. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $294,306,275 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $27,269,945.
(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (b)	$840,237,886	$—	$—	$840,237,8866
Convertible Preferred Stocks (b)	1,342,966	—	—	1,342,9666
Short-Term Investments	1,239,520	—	—	1,239,5200
Total	$842,820,372	$—	$—	$842,820,3722

There have been no transfers between fair value measurement levels during the period ended September 30, 2015.

(b)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of September 30, 2015 (Unaudited)

Deutsche Core Equity VIP

	Shares	Value ($)
Common Stocks 99.0%
Consumer Discretionary 13.7%
Auto Components 0.7%
BorgWarner, Inc.	35,800	1,488,922
Hotels, Restaurants & Leisure 1.3%
Bloomin' Brands, Inc.	15,319	278,499
Brinker International, Inc.	34,296	1,806,370
Las Vegas Sands Corp.	15,316	581,549
		2,666,418
Internet & Catalog Retail 1.6%
Amazon.com, Inc.*	6,097	3,120,993
Media 1.9%
Twenty-First Century Fox, Inc. "A"	46,105	1,243,913
Walt Disney Co.	23,773	2,429,601
		3,673,514
Specialty Retail 5.6%
Advance Auto Parts, Inc.	11,543	2,187,745
Dick's Sporting Goods, Inc. (a)	23,938	1,187,564
Home Depot, Inc. (a)	29,377	3,392,750
L Brands, Inc. (a)	45,967	4,143,005
		10,911,064
Textiles, Apparel & Luxury Goods 2.6%
NIKE, Inc. "B"	32,976	4,055,059
VF Corp.	14,613	996,753
		5,051,812
Consumer Staples 10.5%
Beverages 1.5%
PepsiCo, Inc.	29,988	2,827,869
Food & Staples Retailing 3.3%
Costco Wholesale Corp.	14,397	2,081,374
Kroger Co.	79,619	2,871,858
Rite Aid Corp.*	256,217	1,555,237
		6,508,469
Food Products 4.9%
Blue Buffalo Pet Products, Inc.* (a)	2,475	44,327
ConAgra Foods, Inc.	48,157	1,950,840
Mead Johnson Nutrition Co.	37,203	2,619,091
The JM Smucker Co.	16,121	1,839,245
The WhiteWave Foods Co.*	78,298	3,143,665
		9,597,168
Personal Products 0.8%
Estee Lauder Companies, Inc. "A"	20,027	1,615,778
Energy 6.4%
Energy Equipment & Services 0.7%
Schlumberger Ltd.	18,712	1,290,567
Oil, Gas & Consumable Fuels 5.7%
Anadarko Petroleum Corp.	39,764	2,401,348
Chevron Corp.	22,536	1,777,640
EOG Resources, Inc. (a)	28,225	2,054,780
Occidental Petroleum Corp. (a)	35,997	2,381,201
Phillips 66	33,418	2,567,839
		11,182,808
Financials 15.3%
Banks 7.0%
Citigroup, Inc.	100,758	4,998,604
JPMorgan Chase & Co.	90,934	5,544,246
Regions Financial Corp.	346,267	3,119,866
		13,662,716
Capital Markets 2.3%
Ameriprise Financial, Inc.	21,589	2,356,007
Bank of New York Mellon Corp.	52,904	2,071,192
		4,427,199
Consumer Finance 1.9%
Capital One Financial Corp.	50,033	3,628,393
Insurance 2.9%
MetLife, Inc.	54,858	2,586,555
Prudential Financial, Inc.	41,435	3,157,761
		5,744,316
Real Estate Investment Trusts 1.2%
Prologis, Inc. (REIT)	62,646	2,436,930
Health Care 15.7%
Biotechnology 4.1%
Celgene Corp.*	35,318	3,820,348
Gilead Sciences, Inc.	28,767	2,824,632
Medivation, Inc.*	32,462	1,379,635
		8,024,615
Health Care Equipment & Supplies 2.1%
Becton, Dickinson & Co.	16,308	2,163,419
St. Jude Medical, Inc.	31,119	1,963,298
		4,126,717
Health Care Providers & Services 2.6%
Cigna Corp.	17,480	2,360,149
HCA Holdings, Inc.*	13,013	1,006,686
McKesson Corp.	8,963	1,658,424
		5,025,259
Life Sciences Tools & Services 1.6%
Thermo Fisher Scientific, Inc.	26,271	3,212,418
Pharmaceuticals 5.3%
Allergan PLC*	7,078	1,923,871
Bristol-Myers Squibb Co.	17,070	1,010,544
Merck & Co., Inc.	58,900	2,909,071
Pfizer, Inc.	100,881	3,168,672
Shire PLC (ADR) (a)	6,615	1,357,597
		10,369,755
Industrials 10.2%
Aerospace & Defense 2.2%
Boeing Co. (a)	24,943	3,266,286
TransDigm Group, Inc.* (a)	4,493	954,358
		4,220,644
Airlines 0.8%
Southwest Airlines Co.	43,025	1,636,671
Electrical Equipment 2.0%
AMETEK, Inc.	54,077	2,829,309
Regal Beloit Corp.	21,053	1,188,442
		4,017,751
Industrial Conglomerates 3.0%
General Electric Co.	124,049	3,128,516
Roper Technologies, Inc.	17,975	2,816,682
		5,945,198
Machinery 0.9%
Parker-Hannifin Corp. (a)	17,848	1,736,610
Road & Rail 1.3%
Norfolk Southern Corp.	32,681	2,496,828
Information Technology 20.2%
Communications Equipment 1.7%
Cisco Systems, Inc.	85,657	2,248,496
Palo Alto Networks, Inc.*	6,790	1,167,880
		3,416,376
Internet Software & Services 4.3%
Alphabet, Inc. "C"*	8,988	5,602,714
Facebook, Inc. "A"*	30,343	2,727,836
		8,330,550
IT Services 2.8%
Cognizant Technology Solutions Corp. "A"*	28,610	1,791,272
Visa, Inc. "A" (a)	53,740	3,743,528
		5,534,800
Semiconductors & Semiconductor Equipment 1.8%
Analog Devices, Inc.	16,215	914,688
Avago Technologies Ltd.	12,477	1,559,750
NXP Semiconductors NV*	11,954	1,040,835
		3,515,273
Software 5.0%
Intuit, Inc.	15,332	1,360,715
Microsoft Corp.	109,582	4,850,099
Oracle Corp.	61,132	2,208,088
Salesforce.com, Inc.*	20,371	1,414,359
		9,833,261
Technology Hardware, Storage & Peripherals 4.6%
Apple, Inc.	58,641	6,468,102
EMC Corp.	61,396	1,483,328
Western Digital Corp.	11,937	948,275
		8,899,705
Materials 3.6%
Chemicals 2.0%
Dow Chemical Co.	35,989	1,525,933
Ecolab, Inc.	21,990	2,412,743
		3,938,676
Containers & Packaging 1.6%
Sealed Air Corp.	65,196	3,056,389
Telecommunication Services 1.0%
Wireless Telecommunication Services
T-Mobile U.S., Inc.*	49,569	1,973,342
Utilities 2.4%
Electric Utilities 0.8%
NextEra Energy, Inc.	15,331	1,495,539
Water Utilities 1.6%
American Water Works Co., Inc.	59,112	3,255,889

Total Common Stocks (Cost $171,485,160)		193,897,202
	Principal Amount ($)	Value ($)
Convertible Bond 0.3%
Consumer Discretionary
Fiat Chrysler Automobiles NV, 7.875%, 12/15/2016 (Cost $440,000)	440,000	521,950
	Shares	Value ($)
Convertible Preferred Stocks 0.2%
Health Care 0.1%
Allergan PLC, Series A, 5.5%	300	283,038
Industrials 0.1%
Stericycle, Inc., Series A, 5.25%	1,000	101,720
Total Convertible Preferred Stock (Cost $400,000)		384,758
Securities Lending Collateral 8.1%
Daily Assets Fund Institutional, 0.17% (b) (c) (Cost $15,960,455)	15,960,455	15,960,455
Cash Equivalents 0.3%
Central Cash Management Fund, 0.12% (b) (Cost $541,635)	541,635	541,635
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $188,827,250) †	107.9	211,306,000
Other Assets and Liabilities, Net	(7.9)	(15,489,185)
Net Assets	100.0	195,816,815

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $188,916,313. At September 30, 2015, net unrealized appreciation for all securities based on tax cost was $22,389,687. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $31,500,718 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $9,111,031.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2015 amounted to $15,902,412, which is 8.1% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$193,897,202	$—	$—	$193,897,202
Convertible Bond	—	521,950	—	521,950
Convertible Preferred Stocks (d)	384,758	—	—	384,758
Short-Term Investments (d)	16,502,090	—	—	16,502,090
Total	$210,784,050	$521,950	$—	$211,306,000

There have been no transfers between fair value measurement levels during the period ended September 30, 2015.
(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of September 30, 2015 (Unaudited)

Deutsche Global Small Cap VIP

	Shares	Value ($)
Common Stocks 94.3%
Australia 1.3%
Austal Ltd.	496,297	788,988
G8 Education Ltd. (a)	399,767	826,571
(Cost $1,788,196)		1,615,559
Bermuda 1.0%
Lazard Ltd. "A" (b) (Cost $701,446)	28,653	1,240,675
Canada 1.7%
Quebecor, Inc. "B"	62,232	1,362,155
SunOpta, Inc.*	150,623	732,028
(Cost $2,597,843)		2,094,183
China 0.8%
Minth Group Ltd. (Cost $172,712)	525,036	938,482
Finland 1.2%
Cramo Oyj (Cost $1,466,738)	67,902	1,422,340
France 3.2%
Flamel Technologies SA (ADR)*	145,771	2,377,525
JC Decaux SA	31,404	1,136,474
Parrot SA*	9,450	461,321
(Cost $2,697,460)		3,975,320
Germany 6.3%
M.A.X. Automation AG	144,718	755,661
Patrizia Immobilien AG*	67,994	1,621,599
Rational AG	3,390	1,354,027
United Internet AG (Registered)	56,164	2,841,329
VIB Vermoegen AG	62,640	1,204,237
(Cost $2,871,245)		7,776,853
Hong Kong 2.6%
K Wah International Holdings Ltd.	2,052,757	823,621
Playmates Toys Ltd.	1,665,522	321,470
REXLot Holdings Ltd.	12,174,509	411,117
Techtronic Industries Co., Ltd.	460,169	1,711,787
(Cost $2,452,199)		3,267,995
India 0.8%
WNS Holdings Ltd. (ADR)* (Cost $968,808)	33,252	929,393
Indonesia 0.3%
PT Arwana Citramulia Tbk (Cost $879,310)	12,873,609	395,859
Ireland 4.3%
Greencore Group PLC	323,042	1,334,696
Paddy Power PLC (c)	28	3,241
Paddy Power PLC (c)	14,046	1,619,723
Ryanair Holdings PLC	157,885	2,301,407
(Cost $2,044,347)		5,259,067
Italy 1.0%
Prysmian SpA (Cost $1,218,595)	62,011	1,277,946
Japan 9.0%
Ai Holdings Corp.	70,717	1,751,566
Avex Group Holdings, Inc.	58,234	662,380
Kusuri No Aoki Co., Ltd.	45,858	2,430,577
MISUMI Group, Inc.	85,074	876,552
Nippon Seiki Co., Ltd.	99,964	1,933,626
Topcon Corp. (a)	49,900	656,068
United Arrows Ltd.	28,157	1,163,365
Universal Entertainment Corp.	48,914	860,229
UT Group Co., Ltd.*	137,124	736,114
(Cost $7,144,163)		11,070,477
Korea 0.4%
Suprema, Inc.* (Cost $555,033)	26,999	512,510
Malaysia 1.4%
Hartalega Holdings Bhd.	356,046	392,820
Nirvana Asia Ltd. 144A	3,090,512	757,669
Tune Protect Group Bhd.	2,059,414	609,775
(Cost $2,378,853)		1,760,264
Netherlands 2.1%
Brunel International NV	52,572	892,594
Constellium NV "A"* (d)	97,322	589,771
SBM Offshore NV*	87,012	1,099,039
(Cost $4,060,300)		2,581,404
Panama 0.7%
Banco Latinoamericano de Comercio Exterior SA "E" (Cost $900,245)	37,518	868,542
Philippines 0.6%
Alliance Global Group, Inc. (Cost $629,231)	2,124,750	699,411
Singapore 0.4%
Lian Beng Group Ltd. (Cost $385,062)	1,259,255	460,577
Sweden 0.8%
Nobina AB 144A* (Cost $1,074,839)	256,738	1,042,909
Switzerland 0.8%
Dufry AG (Registered)* (Cost $1,038,337)	8,930	1,047,123
Thailand 0.2%
Malee Sampran PCL (Foreign Registered) (Cost $447,448)	340,480	272,046
United Kingdom 12.2%
Arrow Global Group PLC	355,100	1,504,096
Babcock International Group PLC	163,727	2,266,983
Clinigen Healthcare Ltd.	127,880	1,324,168
Crest Nicholson Holdings PLC	185,815	1,596,841
Domino's Pizza Group PLC	94,205	1,266,767
Hargreaves Lansdown PLC	74,001	1,351,591
Howden Joinery Group PLC	216,784	1,595,590
Jardine Lloyd Thompson Group PLC	53,894	831,624
Nanoco Group PLC*	431,419	413,023
Polypipe Group PLC	295,881	1,475,941
Rotork PLC	224,060	559,723
Spirax-Sarco Engineering PLC	20,226	858,555
(Cost $10,959,951)		15,044,902
United States 41.2%
Advance Auto Parts, Inc.	8,057	1,527,043
Affiliated Managers Group, Inc.*	7,410	1,267,036
Altra Industrial Motion Corp.	19,789	457,522
AZZ, Inc.	20,382	992,400
Berry Plastics Group, Inc.*	30,294	910,941
Cardtronics, Inc.*	36,148	1,182,040
Casey's General Stores, Inc.	18,079	1,860,691
Cognex Corp.	21,722	746,585
CONMED Corp.	11,734	560,181
Diamondback Energy, Inc.*	9,139	590,379
DigitalGlobe, Inc.*	36,304	690,502
Encore Capital Group, Inc.* (a)	19,217	711,029
FCB Financial Holdings, Inc. "A"*	18,269	595,935
Fogo De Chao, Inc.* (a)	41,309	644,420
Fox Factory Holding Corp.*	78,392	1,321,689
Gentherm, Inc.*	33,726	1,514,972
Hain Celestial Group, Inc.*	16,720	862,752
Jack in the Box, Inc.	16,798	1,294,118
Jarden Corp.*	24,008	1,173,511
Kindred Healthcare, Inc.	54,531	858,863
Knowles Corp.* (a)	58,857	1,084,734
Leucadia National Corp. (a)	48,420	980,989
Ligand Pharmaceuticals, Inc.* (a)	4,628	396,388
Matador Resources Co.* (a)	33,819	701,406
MAXIMUS, Inc.	18,165	1,081,907
Middleby Corp.*	17,054	1,793,910
Molina Healthcare, Inc.* (a)	20,949	1,442,339
Neurocrine Biosciences, Inc.*	7,557	300,693
NxStage Medical, Inc.*	40,484	638,433
Oil States International, Inc.*	17,583	459,444
Pacira Pharmaceuticals, Inc.* (a)	22,597	928,737
PAREXEL International Corp.*	20,061	1,242,177
Primoris Services Corp. (a)	77,964	1,396,335
Providence Service Corp.*	46,636	2,032,397
Retrophin, Inc.*	52,462	1,062,880
Roadrunner Transportation Systems, Inc.*	37,218	684,811
Sinclair Broadcast Group, Inc. "A" (a)	44,506	1,126,892
South State Corp.	8,008	615,575
Super Micro Computer, Inc.* (a)	24,066	656,039
Tenneco, Inc.*	22,899	1,025,188
The WhiteWave Foods Co.*	36,847	1,479,407
TiVo, Inc.*	91,584	793,117
TriNet Group, Inc.* (a)	33,626	564,917
TriState Capital Holdings, Inc.*	67,982	847,736
Urban Outfitters, Inc.* (a)	28,565	839,240
VeriFone Systems, Inc.*	35,305	979,008
WABCO Holdings, Inc.*	15,736	1,649,605
WEX, Inc.*	8,136	706,530
Zeltiq Aesthetics, Inc.*	50,570	1,619,757
Zions Bancorp.	39,196	1,079,458
Zoe's Kitchen, Inc.* (a)	23,488	927,541
(Cost $42,077,767)		50,900,199
Total Common Stocks (Cost $91,510,128)		116,454,036
Preferred Stock 0.2%
United States
Providence Service Corp. (Cost $196,900)	1,969	215,168
Rights 0.1%
United States
Furiex Pharmaceuticals, Inc.* (Cost $104,334)	10,679	104,334
Securities Lending Collateral 9.6%
Daily Assets Fund Institutional, 0.17% (e) (f) (Cost $11,820,174)	11,820,174	11,820,174
Cash Equivalents 4.2%
Central Cash Management Fund, 0.12% (e) (Cost $5,249,164)	5,249,164	5,249,164
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $108,880,700) †	108.4	133,842,876
Other Assets and Liabilities, Net	(8.4)	(10,362,979)
Net Assets	100.0	123,479,897

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $110,985,762. At September 30, 2015, net unrealized appreciation for all securities based on tax cost was $22,857,114. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $34,739,260 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $11,882,146.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2015 amounted to $11,591,868, which is 9.4% of net assets.
(b)	Listed on the NASDAQ Stock Market, Inc.
(c)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(d)	Listed on the New York Stock Exchange.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt

At September 30, 2015 the Deutsche Global Small Cap VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks, Preferred Stock & Rights
Consumer Discretionary	30,609,224	26.2%
Industrials	25,659,475	22.0%
Financials	16,153,518	13.8%
Information Technology	15,531,284	13.3%
Health Care	15,496,860	13.3%
Consumer Staples	8,972,197	7.7%
Energy	2,850,268	2.4%
Materials	1,500,712	1.3%
Total	116,773,538	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$1,615,559	$—	$1,615,559
Bermuda	1,240,675	—	—	1,240,675
Canada	2,094,183	—	—	2,094,183
China	—	938,482	—	938,482
Finland	—	1,422,340	—	1,422,340
France	2,377,525	1,597,795	—	3,975,320
Germany	—	7,776,853	—	7,776,853
Hong Kong	—	2,856,878	411,117	3,267,995
India	929,393	—	—	929,393
Indonesia	—	395,859	—	395,859
Ireland	—	5,259,067	—	5,259,067
Italy	—	1,277,946	—	1,277,946
Japan	—	11,070,477	—	11,070,477
Korea	—	512,510	—	512,510
Malaysia	—	1,760,264	—	1,760,264
Netherlands	589,771	1,991,633	—	2,581,404
Panama	868,542	—	—	868,542
Philippines	—	699,411	—	699,411
Singapore	—	460,577	—	460,577
Sweden	—	1,042,909	—	1,042,909
Switzerland	—	1,047,123	—	1,047,123
Thailand	—	272,046	—	272,046
United Kingdom	—	15,044,902	—	15,044,902
United States	50,900,199	—	—	50,900,199
Preferred Stock	—	—	215,168	215,168
Rights	—	—	104,334	104,334
Short-Term Investments (g)	17,069,338	—	—	17,069,338

Total	$76,069,626	$57,042,631	$730,619	$133,842,876

During the period ended September 30, 2015, the amount of transfers between Level 2 and Level 3 was $1,197,890. The investment was transferred from Level 2 to Level 3 because the security was halted on the exchange and is valued at the last traded price. A significant change between the last traded price and the price of the security once it resumes trading on the securities exchange could have a material change in the fair value measurement.

Transfers between price levels are recognized at the beginning of the reporting period.

(g)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of September 30, 2015 (Unaudited)

Deutsche CROCI International VIP

	Shares	Value ($)
Common Stocks 97.8%
Australia 5.1%
BHP Billiton Ltd.	138,007	2,182,728
Origin Energy Ltd.	316,752	1,371,152
Woodside Petroleum Ltd.	103,608	2,129,269
(Cost $10,898,836)		5,683,149
Denmark 2.0%
A P Moller-Maersk AS "B" (Cost $3,280,552)	1,461	2,252,056
Finland 2.0%
Fortum Oyj (a) (Cost $3,086,834)	149,295	2,211,990
France 7.6%
Electricite de France SA	109,765	1,938,529
Engie	133,050	2,152,068
Kering	13,810	2,250,420
Sanofi	23,542	2,230,410
(Cost $11,041,746)		8,571,427
Germany 7.4%
Continental AG	10,945	2,328,036
E.ON SE	189,434	1,628,137
K+S AG (Registered)	62,913	2,112,357
Siemens AG (Registered)	24,807	2,216,748
(Cost $10,798,941)		8,285,278
Hong Kong 2.3%
CLP Holdings Ltd. (Cost $2,402,933)	299,232	2,565,620
Japan 21.7%
Asahi Kasei Corp.	334,564	2,356,268
Bridgestone Corp.	69,508	2,406,344
Denso Corp.	53,850	2,272,756
Isuzu Motors Ltd.	199,400	1,996,915
JGC Corp.	148,793	1,971,992
Kyocera Corp.	50,600	2,309,609
Mitsubishi Electric Corp.	214,000	1,955,695
Otsuka Holdings Co., Ltd.	67,786	2,164,592
Sekisui House Ltd.	164,431	2,567,482
Sumitomo Metal Mining Co., Ltd.	187,097	2,123,693
Toyota Industries Corp.	47,435	2,255,456
(Cost $26,397,948)		24,380,802
Luxembourg 2.2%
Tenaris SA (Cost $3,940,828)	204,522	2,455,452
Netherlands 1.8%
Koninklijke DSM NV (Cost $3,023,186)	44,223	2,038,896
Singapore 3.8%
Keppel Corp., Ltd.	428,716	2,053,968
Singapore Airlines Ltd.	299,341	2,251,206
(Cost $5,874,284)		4,305,174
Spain 2.0%
Gas Natural SDG SA (Cost $2,753,994)	112,462	2,191,883
Sweden 2.0%
Telefonaktiebolaget LM Ericsson "B" (Cost $2,786,195)	234,148	2,303,071
Switzerland 11.8%
ABB Ltd. (Registered)*	124,526	2,200,496
Cie Financiere Richemont SA (Registered)	30,316	2,356,611
Roche Holding AG (Genusschein)	8,806	2,329,617
Sika AG (Bearer)	728	2,248,188
Swatch Group AG (Bearer)	5,950	2,206,980
Syngenta AG (Registered)	6,079	1,947,567
(Cost $15,079,096)		13,289,459
United Kingdom 26.1%
Anglo American PLC	210,270	1,752,685
Antofagasta PLC	277,742	2,100,215
Barratt Developments PLC	264,923	2,579,094
Burberry Group PLC	106,227	2,199,855
easyJet PLC	94,834	2,561,464
Johnson Matthey PLC	58,887	2,187,688
Persimmon PLC*	83,763	2,548,948
Rexam PLC	295,022	2,337,481
Rio Tinto PLC	68,149	2,276,676
Rolls-Royce Holdings PLC*	222,269	2,276,497
Smiths Group PLC	144,260	2,195,811
SSE PLC	108,770	2,457,599
The Weir Group PLC	109,060	1,928,171
(Cost $38,037,435)		29,402,184
Total Common Stocks (Cost $139,402,808)		109,936,441
Securities Lending Collateral 0.7%
Daily Assets Fund Institutional, 0.17% (b) (c) (Cost $747,300)	747,300	747,300
Cash Equivalents 1.6%
Central Cash Management Fund, 0.12% (b) (Cost $1,853,179)	1,853,179	1,853,179
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $142,003,287) †	100.1	112,536,920
Other Assets and Liabilities, Net	(0.1)	(87,076)
Net Assets	100.0	112,449,844

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $142,349,401. At September 30, 2015, net unrealized depreciation for all securities based on tax cost was $29,812,481. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,723,963 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $31,536,444.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2015 amounted to $696,363, which is 0.6% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

As of September 30, 2015, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	72,753	AUD	104,000	10/30/2015	122	Merrill Lynch & Co., Inc.
USD	1,349,536	JPY	161,913,000	10/30/2015	632	Merrill Lynch & Co., Inc.
HKD	19,252,000	USD	2,484,164	10/30/2015	103	Citigroup, Inc.
AUD	8,406,000	USD	5,901,634	10/30/2015	11,380	Citigroup, Inc.
DKK	14,735,000	USD	2,211,841	10/30/2015	3,596	Citigroup, Inc.
GBP	19,229,000	USD	29,276,729	10/30/2015	192,301	Credit Suisse
EUR	23,172,000	USD	25,937,346	10/30/2015	32,914	Credit Suisse
Total unrealized appreciation					241,048

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

CHF	12,707,000	USD	12,994,836	10/30/2015	(56,860)	Morgan Stanley
JPY	3,024,457,000	USD	25,194,570	10/30/2015	(25,915)	Morgan Stanley
SEK	18,965,000	USD	2,248,636	10/30/2015	(18,738)	Citigroup, Inc.
SGD	5,924,000	USD	4,144,686	10/30/2015	(13,732)	Morgan Stanley
Total unrealized depreciation					(115,245)

Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

At September 30, 2015 the Deutsche CROCI International VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks
Consumer Discretionary	27,968,897	25.4%
Materials	25,664,442	23.4%
Industrials	23,864,104	21.7%
Utilities	15,145,826	13.8%
Health Care	6,724,619	6.1%
Energy	5,955,873	5.4%
Information Technology	4,612,680	4.2%
Total	109,936,441	100.0%

Sector diversification is subject to change.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$ 125,803

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$5,683,149	$—	$5,683,149
Denmark	—	2,252,056	—	2,252,056
Finland	—	2,211,990	—	2,211,990
France	—	8,571,427	—	8,571,427
Germany	—	8,285,278	—	8,285,278
Hong Kong	—	2,565,620	—	2,565,620
Japan	—	24,380,802	—	24,380,802
Luxembourg	—	2,455,452	—	2,455,452
Netherlands	—	2,038,896	—	2,038,896
Singapore	—	4,305,174	—	4,305,174
Spain	—	2,191,883	—	2,191,883
Sweden	—	2,303,071	—	2,303,071
Switzerland	—	13,289,459	—	13,289,459
United Kingdom	—	29,402,184	—	29,402,184
Short-Term Investments (d)	2,600,479	—	—	2,600,479
Derivatives (e)
Forward Foreign Currency Exchange Contracts	—	241,048	—	241,048

Total	$2,600,479	$110,177,489	$—	$112,777,968

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (e)
Forward Foreign Currency Exchange Contracts	$—	$(115,245)	$—	$(115,245)

Total	$—	$(115,245)	$—	$(115,245)

There have been no transfers between fair value measurement levels during the period ended September 30, 2015.
(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency exchange contracts.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Variable Series I

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 20, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 20, 2015